Annual Total Returns[BarChart] - Invesco California AMT-Free Municipal Bond ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	12.45%	8.78%	(4.11%)	14.01%	4.16%	0.86%	6.66%	0.39%	8.69%	5.12%